                    March 9, 2007

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	The Prudential Discovery Premier Group Variable Contract Account

(File No. 811-09799)

Discovery Premier Group Retirement Annuity

(File No. 333-95637)

Dear Commissioners:

On behalf of Prudential Insurance Company of America and Prudential Discovery Premier Group Variable Contract Account (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2006 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Dynamics Fund, AIM V.I. Core Equity Fund, AllianceBernstein Large Cap Growth Portfolio, AllianceBernstein Small Cap Growth Portfolio, AllianceBernstein Growth and Income Portfolio, American Century VP Income & Growth Fund, Credit Suisse Mid-Cap Growth Portfolio, Davis Value Portfolio, Delaware VIP Emerging Market Series, Dreyfus Socially Responsible Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, Janus Mid Cap Growth Portfolio, Janus Worldwide Growth Portfolio, Janus Growth and Income Portfolio, MFS Research Bond Series, MFS Investors Trust Series, MFS Emerging Growth Series, MFS Total Return Series, MFS Investors Growth Stock Series, PIMCO Short Term Portfolio, T. Rowe Price Equity Income Portfolio, , The Prudential Series Fund: Money Market Portfolio, Diversified Bond Portfolio, Government Income Portfolio, Conservative Balanced Portfolio, Small Capitalization Stock Portfolio, Flexible Managed Portfolio, High Yield Bond Portfolio, Stock Index Portfolio, Value Portfolio, Equity Portfolio, Jennison Portfolio, Global Portfolio and Jennison 20/20 Focus Portfolio.

1.	Filer/Entity:	AIM Variable Insurance Funds
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.:	0000950134-07-003966
	Date of Filing:	02/23/2007

2.	Filer/Entity:	AllianceBernstein Variable Products Series Fund, Inc.
	Registration No.:	811-05398
	CIK No.	0000825316
	Accession No.	0001379491-07-000036
	Date of Filing:	03/05/2007

3.	Filer/Entity:	American Century Variable Portfolios, Inc.
	Registration No.:	811-05188
	CIK No.	0000814680
	Accession No.:	0000814680-07-000006
	Date of Filing:	02/23/2007

4.	Filer/Entity	Credit Suisse Trust
	Registration No.:	811-07261
	CIK No.	000941568
	Accession No.:	0001115688-06-000008
	Date of Filing:	2007 FILING PENDING

5.	Filer/Entity:	Davis Variable Account Fund, Inc.
	Registration No.:	811-09293
	CIK No.	0001084060
	Accession No.:	0001084060-07-000002
	Date of Filing:	02/26/2007

6.	Filer/entity:	Delaware VIP Trust
	Registration No.:	811-05162
	CIK No.:	0000814230
	Accession No:	0001104659-07-017596
	Date of Filing:	03/09/2007

7.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
	Registration No.:	811-05583
	CIK No.:	0000837274
	Accession No.:	0001193125-07-044106
	Date of Filing:	03/01/2007

8.	Filer/ Entity:	Janus Aspen Series
	Registration No.:	811-07736
	CIK No.	0000906185
	Accession No.:	0001104659-07-013367
	Date of Filing:	02/23/2007

9.	Filer/Entity	MFS Variable Insurance Trust
	Registration No.:	811-08326
	CIK No.	0000918571
	Accession No.:	0000950156-07-000116
	Date of Filing:	02/28/2007

10.	Filer/Entity:	PIMCO Variable Insurance Trust
	Registration No.:	811-08399
	CIK No.	0001047304
	Accession No.:	0001193125-07-049621
	Date of Filing:	03/08/2007

11.	Filer/Entity	T. Rowe Price Equity Series, Inc.
	Registration No.:	811-07143
	CIK No.	0000918294
	Accession No.:	0000918294-07-000010
	Date of Filing:	02/23/2007

12.	Filer/Entity:	The Dreyfus Socially Responsible Growth Fund, Inc.
	Registration No.:	811-07044
	CIK No.:	0000890064
	Accession No.:	0000890064-07-000001
	Date of Filing:	02/16/2007

13.	Filer/Entity	The Prudential Series Fund
	Registration No.:	811-03623
	CIK No.	0000711175
	Accession No.:	0000940400-06-000176
	Date of Filing:	2007 FILING PENDING

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ John M. Ewing
Vice President and Corporate Counsel